Property, Plant and Equipment - Schedule of Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 14,689	$ 18,596	$ 29,787	$ 37,092	$ 73,891	$ 71,125	$ 113,899